Other (expenses) income	12 Months Ended
Dec. 31, 2021
Other (expenses) income [Abstract]
Other (expenses) income
19	Other (expenses) income

Other (expenses) income as of December 31, 2021, 2020 and 2019, is summarized as follows:

	2021	2020	2019
Recoveries of taxes paid in prior years, net of expenses for recovery	$-	$(11,145)	$(16,595)
Gain (loss) from the sale of subsidiaries (see Note 5)	-	451	279,744
Cancellation of projects	-	(31,804)	(18,944)
Forgiveness of accounts receivable	-	(98,859)	-
Expenses related to the cancellation of the corporate building lease	(38,537)	(113,469)	-
Goodwill impairment (see Note 5)	-	-	(9,826)
Loss from sale of property, vessels and equipment (see Note 9)	(132,956)	-	-
Other, net	2,150	(2,399)	(472)
	$(169,343)	$(257,225)	$233,907